Financial Liabilities - Changes in liabilities derived from financing activities (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Changes in liabilities derived from financing activities
Balance at beginning of year	€ 10,207,241	€ 7,026,712	€ 7,207,380
New financing	1,119,542	3,286,471	116,352
Refunds	(1,281,416)	(467,338)	(273,329)
Bear of interests	511,444	269,226	243,877
Other movements	123,792	107,951	83,236
Interest paid/received	(350,387)	(155,120)	(155,788)
Business combinations	181,099	(64,749)	34,778
Foreign exchange differences	244,933	204,088	(229,794)
Balance at end of year	10,756,248	10,207,241	7,026,712
Bonds
Changes in liabilities derived from financing activities
Balance at beginning of year	4,743,534	2,709,515	2,677,202
New financing	112,557	2,126,979	116,352
Refunds	(217,058)	(114,480)	(105,564)
Bear of interests	176,317	100,948	81,880
Other movements	744	(33,920)
Interest paid/received	(150,595)	(64,031)	(60,355)
Business combinations	(1,804)
Foreign exchange differences	27,965	18,523
Balance at end of year	4,691,660	4,743,534	2,709,515
Senior Secured debt & Other loans
Changes in liabilities derived from financing activities
Balance at beginning of year	3,707,048	3,468,385	3,687,739
New financing	990,537	329,555
Refunds	(944,386)	(266,659)	(66,047)
Bear of interests	206,901	130,327	124,840
Other movements	(744)	5,445	(10,468)
Interest paid/received	(156,461)	(91,089)	(95,433)
Business combinations	121,597
Foreign exchange differences	117,029	131,084	(172,246)
Balance at end of year	4,041,521	3,707,048	3,468,385
Finance lease liabilities
Changes in liabilities derived from financing activities
Balance at beginning of year	873,724	733,499	740,690
Refunds	(104,287)	(82,692)	(79,037)
Bear of interests	43,640	35,786	35,084
Other movements	123,792	135,697	88,867
Business combinations	30,290
Foreign exchange differences	49,785	51,434	(52,105)
Balance at end of year	1,016,944	873,724	733,499
Other financial liabilities
Changes in liabilities derived from financing activities
Balance at beginning of year	882,935	115,313	101,749
New financing	16,448	829,937
Refunds	(15,685)	(3,507)	(22,681)
Bear of interests	84,586	2,165	2,073
Other movements		729	4,837
Interest paid/received	(43,331)
Business combinations	31,016	(64,749)	34,778
Foreign exchange differences	50,154	3,047	(5,443)
Balance at end of year	€ 1,006,123	€ 882,935	€ 115,313